Income Tax - Schedule of Reconciliations of the Statutory Income Tax Rate and the Company's Effective Income Tax Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciliations Of The Statutory Income Tax Rate And The Companys Effective Income Tax Rate Abstract
Statutory income tax rate			25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	(1.00%)	1.00%	(2.00%)	2.00%	3.00%
Tax effect of non-deductible expenses	0.00%	0.00%	0.00%	1.00%
Changes in valuation allowance	0.00%	0.00%	0.00%
Effective tax rate			23.00%	28.00%	28.00%